Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	12 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	14,300,000
Fair value at issue date	$ 19,015,986
Amount charged to current Year	6,063,086
October 29, 2022 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Fair value at issue date	4,515,601
Amount charged to current Year	$ 1,373,012
Exercise Price (in Dollars per share) | $ / shares	$ 1
October 29, 2022 One [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Fair value at issue date	$ 4,229,191
Amount charged to current Year	$ 850,093
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
October 29, 2022 Two [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Fair value at issue date	$ 7,500,124
Amount charged to current Year	$ 1,068,911
Exercise Price (in Dollars per share) | $ / shares	$ 2.5
October 27, 2026 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Fair value at issue date	$ 1,353,304
Amount charged to current Year	$ 1,353,304
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Weighted Average Remaining Life	4 years
October 29, 2026 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Fair value at issue date	$ 1,417,766
Amount charged to current Year	$ 1,417,766
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Weighted Average Remaining Life	4 years
Warrants Outstanding [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	17,800,000
Warrants Outstanding [Member] | October 29, 2022 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	3,500,000
Warrants Outstanding [Member] | October 29, 2022 One [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	3,500,000
Warrants Outstanding [Member] | October 29, 2022 Two [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	7,000,000
Warrants Outstanding [Member] | October 27, 2026 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	1,800,000
Warrants Outstanding [Member] | October 29, 2026 [Member]
Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding (in Shares) | shares	2,000,000